Income Taxes - Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 143,499	¥ 170,856
Deferred tax liabilities	718,084	855,067
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	838,231	767,378
Deferred tax liabilities	1,412,816	1,451,589
Net deferred tax assets (liabilities)	(574,585)	(684,211)
Gross carrying amount [member] | Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	62,292	60,476
Gross carrying amount [member] | Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64,632	75,627
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	243,174	170,286
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	55,231	40,470
Deferred tax liabilities	151,402	154,256
Gross carrying amount [member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	91,540	75,630
Deferred tax liabilities	236,577	195,662
Gross carrying amount [member] | Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	60,634	59,951
Gross carrying amount [member] | Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	82,117	72,720
Gross carrying amount [member] | Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	36,057	95,400
Gross carrying amount [member] | Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,932	11,387
Gross carrying amount [member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	137,622	105,431
Gross carrying amount [member] | Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	62,934	55,074
Gross carrying amount [member] | Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	721,248	776,937
Gross carrying amount [member] | Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	71,781	71,577
Gross carrying amount [member] | Retirement benefit assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	44,309	37,780
Gross carrying amount [member] | Receivables from financial services [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	34,337	63,070
Gross carrying amount [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ 90,228	¥ 97,233